Shareholders' equity and share-based payments - Treasury shares (Details) - shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shareholders' equity
Number of treasury shares	60,543,213	137,187,667	33,841,104	24,392,703
TotalEnergies SE
Shareholders' equity
Number of treasury shares	60,543,213	137,187,667	33,841,104
Percentage of share capital represented by treasury shares	2.51%	5.24%	1.28%
Shares acquired with the intention to cancel them	56,557,576	128,869,261	30,665,526
TotalEnergies SE | TotalEnergies share performance plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	3,887,587	8,231,365	3,103,018
TotalEnergies SE | New share performance or purchase options plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	98,050	87,041	72,560